Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Series D and E Convertible Preferred Stock [member]	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Total stockholders' equity at Dec. 31, 2013		$ 2,305	$ 607,913	$ (13,972,552)	$ (13,362,334)
Stock-based compensation					604,976
Net loss		0	0	(7,917,853)	(7,917,853)
Total stockholders' equity at Dec. 31, 2014		28,029	24,492,450	(24,550,308)	4,000,713
Stock-based compensation					4,463,695
Net loss		$ 0	0	(18,105,315)	(18,105,315)
Ending Balance, Shares at Dec. 31, 2015	224,823	28,391,072
Total stockholders' equity at Dec. 31, 2015	$ 2,248	$ 283,911	67,754,383	(60,601,778)	7,438,764
Conversion of Series D Preferred Stock to common stock, Shares	(18,202)	1,820,200
Conversion of Series D Preferred Stock to common stock, Amount	$ (182)	$ 18,202	(18,020)	0	0
Issuance of warrants in connection with note payable transaction on January 15, 2016			607,338		607,338
Stock issued for services, Shares		100,000
Stock issued for services, Amount		$ 1,000	63,000		64,000
Stock issued upon vesting of restricted stock units on April 2, 2016, net of payroll taxes, Shares		$ 476,498
Stock issued upon vesting of restricted stock units on April 2, 2016, net of payroll taxes, Amount		$ 4,765	(182,588)	0	(177,823)
Stock-based compensation			2,491,451	0	2,491,451
Net loss				(8,192,745)	(8,192,745)
Ending Balance, Shares at Jun. 30, 2016	206,621	30,787,770
Total stockholders' equity at Jun. 30, 2016	$ 2,066	$ 307,878	$ 70,715,564	$ (68,794,523)	$ 2,230,985